Offerings - Offering: 1	Aug. 14, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	An unspecified aggregate initial offering price or number of debt securities is being registered as may from time to time be offered at indeterminate prices.

(2)
An indeterminate aggregate initial offering price or number of debt securities is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. In accordance with Rules 456(b) and 457(r), the Registrant is deferring payment of all of the registration fee.